INCOME PER SHARE (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 562	$ 264	$ 661
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	114,425	91,920	72,263